Federated Hermes SDG Engagement Equity Fund
Portfolio of Investments
January 31, 2023 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—98.2%
		Australia—1.5%
66,488		Ansell Ltd.	$1,329,104
		Finland—1.5%
37,420		Huhtamaki Oyj	1,397,865
		France—1.6%
9,431	[1]	Silicon-On-Insulator Technologies (SOITEC)	1,430,693
		Hong Kong—2.5%
180,240		Techtronic Industries Co.	2,323,791
		India—1.3%
87,841		Varun Beverages Ltd.	1,232,893
		Ireland—1.3%
100,935		Glanbia PLC	1,229,152
		Italy—2.2%
33,832		Marr SpA	445,004
172,616		Technogym SpA	1,530,239
		TOTAL	1,975,243
		Japan—9.0%
29,658		Horiba Ltd.	1,367,350
59,490		NIFCO, Inc.	1,545,804
31,831		Nissan Chemical Industries	1,506,579
32,140		Open House Co. Ltd.	1,218,159
49,238		Yaoko Co. Ltd.	2,570,402
		TOTAL	8,208,294
		Netherlands—3.7%
37,992		Aalberts NV	1,797,596
10,296		IMCD Group NV	1,632,861
		TOTAL	3,430,457
		Peru—1.7%
11,654		Credicorp Ltd.	1,565,132
		Singapore—1.8%
885,594		Mapletree Industrial Trust	1,611,562
		Spain—1.9%
96,694		Merlin Properties SOCIMI SA	945,870
12,840		Viscofan Industria Navarra De Envolturas Celulosicas SA	827,348
		TOTAL	1,773,218
		Sweden—2.2%
79,911		Trelleborg AB, Class B	1,998,649
		Switzerland—2.9%
4,364		Burckhardt Compression Holdings AG	2,701,359
		United Kingdom—7.7%
94,352		Bovis Homes Group PLC	868,527
979,090		Breedon Group PLC	826,995
403,356		Central Asia Metals PLC	1,405,446
21,602		DCC PLC	1,230,690
119,859	[1]	Draper Esprit PLC	529,196
499,798		Harworth Group PLC	714,924

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—continued
451,970	[1]	SSP Group PLC	$1,445,693
		TOTAL	7,021,471
		United States—55.4%
35,206		Alliant Energy Corp.	1,902,180
20,444	[1]	AMN Healthcare Services, Inc.	1,959,353
18,397		Aptargroup, Inc.	2,127,429
8,399		Assurant, Inc.	1,113,624
31,526		Brunswick Corp.	2,658,588
18,311	[1]	Clean Harbors, Inc.	2,385,923
4,155		Cooper Cos., Inc.	1,449,804
942,632	[2]	Diversified Gas & Oil PLC	1,288,937
14,004		Eagle Materials, Inc.	2,045,704
6,700		Equifax, Inc.	1,488,740
32,169		Fortune Brands Innovations, Inc.	2,075,222
24,043	[1]	Kirby Corp.	1,701,764
46,240		LKQ Corp.	2,726,310
32,112	[1]	Masterbrand, Inc.	295,430
8,525	[1]	PTC, Inc.	1,149,852
14,197		Reinsurance Group of America	2,154,679
104,796		Retail Opportunity Investments Corp.	1,658,921
21,019		RPM International, Inc.	1,889,818
672,051	[1]	Samsonite International SA	1,992,644
16,849	[1]	Silicon Laboratories, Inc.	2,643,777
22,419		Simpson Manufacturing Co., Inc.	2,401,299
11,626		STERIS PLC	2,400,885
5,212		West Pharmaceutical Services, Inc.	1,384,307
12,284	[1]	WEX, Inc.	2,272,172
31,381		Wiley (John) & Sons, Inc., Class A	1,437,250
25,541		Wintrust Financial Corp.	2,336,235
17,726		Woodward, Inc.	1,812,661
		TOTAL	50,753,508
		TOTAL INVESTMENT IN SECURITIES—98.2% (IDENTIFIED COST $72,718,335)	89,982,391
		OTHER ASSETS AND LIABILITIES - NET—1.8%[3]	1,609,736
		TOTAL NET ASSETS—100%	$91,592,127
1
Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2023, these restricted securities amounted to $1,288,937, which represented 1.4% of total net assets.
Additional information on restricted securities held at January 31, 2023 is as follows:
Security	Acquisition Date	Acquisition Cost	Value
Diversified Gas & Oil PLC	7/24/2020 – 12/16/2022	$1,355,111	$1,288,937
3
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser's valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2023, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$47,471,927	$3,281,581	$—	$50,753,508
International	1,565,132	37,663,751	—	39,228,883
TOTAL SECURITIES	$49,037,059	$40,945,332	$—	$89,982,391